UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04409
Investment Company Act File Number
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

California Municipal Income Fund
Massachusetts Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
Ohio Municipal Income Fund
Rhode Island Municipal Income Fund

Eaton Vance California Municipal Income Fund	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 113.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.0%
$2,500	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/38	$2,494,475
2,895	California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,813,390
3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	3,098,095
1,470	California Educational Facilities Authority, (Pomona College), 5.00%, 7/1/45	1,470,882
3,195	California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/40	3,139,566
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,640,825
2,090	California Educational Facilities Authority, (Stanford University), 5.25%, 4/1/40	2,259,332
1,635	California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38	1,667,700

		$19,584,265

Electric Utilities — 6.5%
$895	Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$950,749
2,725	Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,650,607
3,865	Los Angeles Department of Water and Power, 5.25%, 7/1/38	3,873,310
2,000	Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	1,959,880
2,170	Vernon, Electric System Revenue, 5.125%, 8/1/21	2,207,281

		$11,641,827

Escrowed/Prerefunded — 1.6%
$5,765	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	$2,909,999

		$2,909,999

General Obligations — 13.3%
$2,500	California, 5.50%, 11/1/35	$2,435,400
1,000	California, 6.00%, 4/1/38	1,022,390
5,200	Palo Alto, (Election of 2008), 5.00%, 8/1/40	5,237,180
9,990	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(1)	9,703,187
5,400	Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	5,409,126

		$23,807,283

Hospital — 19.4%
$1,465	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,469,893
2,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	2,052,160
4,000	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	3,697,280
5,910	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46(1)	5,345,831
1,730	California Statewide Communities Development Authority, (Cottage Health System), 5.00%, 11/1/40	1,550,322
4,405	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	3,843,319
2,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,790,760
2,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,773,180
3,000	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	3,155,010
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,432,335
2,345	San Benito Health Care District, 5.40%, 10/1/20	2,130,456
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	995,090
1,610	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,378,192
3,750	Washington Township Health Care District, 5.00%, 7/1/37	3,155,325
1,000	Washington Township Health Care District, 5.25%, 7/1/30	916,620

		$34,685,773

1

Principal
Amount
(000’s omitted)	Security	Value
Housing — 0.9%
$1,306	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$1,207,359
400	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	363,324

		$1,570,683

Industrial Development Revenue — 1.1%
$265	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$263,137
1,700	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,706,001

		$1,969,138

Insured-Education — 1.7%
$2,000	California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/20	$1,151,320
2,000	California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/28	581,680
1,365	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	1,319,955

		$3,052,955

Insured-Electric Utilities — 4.7%
$4,775	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$4,901,251
2,000	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,886,720
1,775	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,668,003

		$8,455,974

Insured-Escrowed/Prerefunded — 8.3%
$2,500	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33(3)	$2,733,300
5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (FGIC), Prerefunded to 1/1/28, 5.00%, 7/1/29	5,466,600
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/28	6,675,000

		$14,874,900

Insured-General Obligations — 4.1%
$6,500	Los Angeles Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(1)	$5,908,760
2,190	Merced Unified School District, (FGIC), (NPFG), 0.00%, 8/1/19	1,391,285

		$7,300,045

Insured-Hospital — 2.8%
$4,950	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(1)	$4,964,346

		$4,964,346

Insured-Lease Revenue/Certificates of Participation — 2.6%
$11,030	Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$2,802,172
2,400	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	1,795,920

		$4,598,092

Insured-Special Tax Revenue — 2.2%
$2,230	Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$1,640,165
2,700	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AGM), 4.25%, 7/1/36	2,358,909

		$3,999,074

Insured-Transportation — 3.7%
$9,095	Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/33	$1,761,611
1,800	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/24	627,300
2,125	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,925,165

2

Principal
Amount
(000’s omitted)	Security	Value
$2,230	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	$2,259,770

		$6,573,846

Insured-Water and Sewer — 3.6%
$6,275	Clovis Public Financing Authority, Wastewater Revenue, (AMBAC), 4.50%, 8/1/38	$5,188,672
1,735	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,264,676

		$6,453,348

Lease Revenue/Certificates of Participation — 4.7%
$1,750	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	$1,339,607
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,858,016
4,545	Pasadena Parking Facility, 6.25%, 1/1/18	5,202,480

		$8,400,103

Other Revenue — 1.4%
$920	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	$812,893
1,655	Golden State Tobacco Securitization Corp., 5.30%, (0.00% until 12/1/12), 6/1/37	932,212
1,060	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	715,829

		$2,460,934

Senior Living/Life Care — 1.2%
$250	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.75%, 11/15/26	$213,270
1,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.875%, 11/15/36	798,760
1,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 7.25%, 11/15/41	1,052,610

		$2,064,640

Special Tax Revenue — 10.0%
$2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$2,185,450
415	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	320,903
665	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	475,222
1,755	Corona Public Financing Authority, 5.80%, 9/1/20	1,678,570
765	Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	789,534
1,735	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	1,706,962
15,995	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	727,453
4,380	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	4,330,112
1,400	Santa Margarita Water District, 6.20%, 9/1/20	1,421,406
985	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	933,553
350	Temecula Unified School District, 5.00%, 9/1/27	299,880
535	Temecula Unified School District, 5.00%, 9/1/37	429,910
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	869,470
1,000	Tustin Community Facilities District, 6.00%, 9/1/37	927,430
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	848,511

		$17,944,366

Transportation — 5.5%
$4,005	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$4,078,452
3,080	Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	2,982,857
2,750	Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,723,710

		$9,785,019

3

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 2.8%
$3,180	California Department of Water Resources, 5.00%, 12/1/29	$3,266,082
1,740	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36	1,681,345

		$4,947,427

Total Tax-Exempt Investments — 113.1% (identified cost $208,900,162)		$202,044,037

Other Assets, Less Liabilities — (13.1)%		$(23,349,199)

Net Assets — 100.0%		$178,694,838

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 29.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 13.3% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $3,077,095.

(3)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

4

A summary of open financial instruments at December 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	50 U.S. 30-Year Treasury Bond	Short	$(6,327,169)	$(6,106,250)	$220,919

Interest Rate Swaps

		Annual		Effective Date/
	Notional	Fixed Rate	Floating Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
Bank of America	$5,212,500	4.092%	3-month USD- LIBOR-BBA	February 24, 2011/ February 24, 2041	$46,726

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $267,645.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$181,055,055

Gross unrealized appreciation	$5,088,831
Gross unrealized depreciation	(11,159,849)

Net unrealized depreciation	$(6,071,018)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$202,044,037	$—	$202,044,037

Total Investments	$—	$202,044,037	$—	$202,044,037

Futures Contracts	$220,919	$—	$—	$220,919
Interest Rate Swaps	—	46,726	—	46,726

Total	$220,919	$202,090,763	$—	$202,311,682

5

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Massachusetts Municipal Income Fund	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 26.3%
$10,000	Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	$9,775,100
3,750	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	3,657,450
3,930	Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	4,166,114
650	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	637,429
4,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	3,968,920
1,000	Massachusetts Development Finance Agency, (Mount Holyoke College), 5.00%, 7/1/36	993,580
3,540	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	3,158,459
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,001,410
5,800	Massachusetts Health and Educational Facilities Authority, (Berklee College), 5.00%, 10/1/37	5,568,232
6,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,114,840
8,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32(2)	9,029,520
5,350	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,497,714

		$53,568,768

Electric Utilities — 3.0%
$6,715	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$6,158,326

		$6,158,326

Escrowed/ Prerefunded — 2.2%
$1,500	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,722,975
2,540	Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	2,829,738

		$4,552,713

General Obligations — 2.3%
$4,500	Newton, 5.00%, 4/1/36	$4,614,345

		$4,614,345

Hospital — 13.9%
$2,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	$2,041,760
1,000	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	1,002,130
1,250	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	1,257,900
1,000	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.50%, 12/1/39	1,024,010
4,695	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	4,516,825
2,055	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,099,408
3,320	Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,116,584
1,645	Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,500,733
6,800	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	6,573,968
4,305	Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/39	3,979,585
1,200	Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), 5.25%, 7/1/38	1,076,556

		$28,189,459

Housing — 7.5%
$5,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	$4,418,200
3,960	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	3,665,495

1

Principal
Amount
(000’s omitted)	Security	Value
$3,875	Massachusetts Housing Finance Agency, (AMT), 5.20%, 12/1/37	$3,564,884
3,750	Massachusetts Housing Finance Agency, (AMT), 5.30%, 12/1/37	3,500,737

		$15,149,316

Industrial Development Revenue — 3.3%
$2,155	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,158,383
5,170	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	4,517,288

		$6,675,671

Insured-Education — 7.9%
$2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	$2,728,300
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	5,267,850
5,460	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	5,635,320
2,425	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,365,612

		$15,997,082

Insured-Escrowed/Prerefunded — 0.1%
$200	Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$229,730

		$229,730

Insured-General Obligations — 2.7%
$5,000	Massachusetts, (AMBAC), 5.00%, 11/1/25	$5,412,100

		$5,412,100

Insured-Hospital — 0.8%
$1,650	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,598,570

		$1,598,570

Insured-Other Revenue — 4.2%
$8,445	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$8,574,124

		$8,574,124

Insured-Special Tax Revenue — 8.2%
$3,220	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$3,186,448
1,000	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/34	978,370
7,350	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	7,529,119
5,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	4,945,300

		$16,639,237

Insured-Student Loan — 3.2%
$2,130	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$2,167,850
5,140	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	4,352,449

		$6,520,299

Insured-Transportation — 7.7%
$2,790	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$2,455,451
3,435	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	2,989,652
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	6,079,125
4,320	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	4,112,208

		$15,636,436

Nursing Home — 2.4%
$2,145	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$2,011,753
2,815	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,816,576

		$4,828,329

2

Principal
Amount
(000’s omitted)	Security	Value
Other Revenue — 1.4%
$1,590	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,665,700
1,195	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,240,016

		$2,905,716

Senior Living/Life Care — 1.9%
$1,400	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,159,284
525	Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	502,856
615	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	458,316
2,465	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,661,706

		$3,782,162

Solid Waste — 1.6%
$3,250	Massachusetts Industrial Finance Agency, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,256,760

		$3,256,760

Special Tax Revenue — 3.7%
$6,450	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	$3,640,638
3,335	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,099,650
5,395	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	1,456,650
85	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	76,188
1,255	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,296,038

		$7,569,164

Water and Sewer — 8.0%
$5,620	Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$5,641,749
4,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	4,125,120
5,770	Massachusetts Water Resources Authority, 4.00%, 8/1/46	4,761,981
1,625	Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,802,223

		$16,331,073

Total Tax-Exempt Investments — 112.3% (identified cost $232,265,047)		$228,189,380

Other Assets, Less Liabilities — (12.3)%		$(24,906,099)

Net Assets — 100.0%		$203,283,281

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 30.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 14.5% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of open financial instruments at December 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	100 U.S. 10-Year Treasury Note	Short	$(12,420,744)	$(12,043,750)	$376,994
3/11	75 U.S. 30-Year Treasury Bond	Short	(9,490,167)	(9,159,375)	330,792

					$707,786

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$6,237,500	4.163%	3-month USD-LIBOR-BBA	March 14, 2011/ March 14, 2041	$(8,408)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $707,786 and $8,408, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$205,449,066

Gross unrealized appreciation	$5,154,451
Gross unrealized depreciation	(8,564,137)

Net unrealized depreciation	$(3,409,686)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$228,189,380	$—	$228,189,380

Total Investments	$—	$228,189,380	$—	$228,189,380

Futures Contracts	$707,786	$—	$—	$707,786

Total	$707,786	$228,189,380	$—	$228,897,166

Liability Description
Interest Rate Swaps	$—	$(8,408)	$—	$(8,408)

Total	$—	$(8,408)	$—	$(8,408)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance National Municipal Income Fund	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 117.8%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.8%
$22,150	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,149,778
1,300	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	1,043,133
21,950	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	12,144,935
1,500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11(1)	393,750
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21(1)	1,345,000

		$37,076,596

Education — 6.6%
$15,095	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$15,038,545
210	Colorado Educational and Cultural Facilities Authority, (Kent Denver School), 5.125%, 10/1/39	206,109
32,500	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37	32,819,150
25,395	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	23,975,673
21,905	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 5/15/42	20,424,441
600	Louisiana Public Facilities Authority, (Loyola University), 5.00%, 10/1/39	555,240
50,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(2)(3)	53,127,500
53,190	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(4)	56,517,035
4,750	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	5,035,570
45,615	Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(3)	47,659,464
19,380	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/35(2)(3)	19,591,823
18,420	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/40(2)(3)	18,551,703
13,535	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	12,063,746
15,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(3)	15,114,900
750	University of Colorado, (University Enterprise Revenue), 5.125%, 6/1/29	768,510

		$321,449,409

Electric Utilities — 2.5%
$8,065	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	$2,183,599
24,815	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	7,707,539
12,050	Long Island, NY, Electric Power Authority, 5.75%, 4/1/39	12,464,400
5,000	Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,748,750
41,100	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(3)	41,410,716
50,975	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,850,750

		$120,365,754

Escrowed/Prerefunded — 0.1%
$2,400	Bexar County, TX, Health Facilities, (St. Luke’s Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	$3,151,056
3,000	Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	1,855,320
415	Labette County, KS, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	387,564
1,000	Saline County, KS, SFMR, Escrowed to Maturity, 0.00%, 12/1/15	902,300

		$6,296,240

General Obligations — 8.8%
$16,415	Aldine, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/36	$14,260,695
94,200	Clark County, NV, 5.00%, 6/1/38(3)	92,403,606
16,960	Maricopa County, AZ, Community College District, 3.00%, 7/1/23(2)	15,492,790
5,275	Newton, MA, 5.00%, 4/1/36	5,409,038

Principal
Amount
(000’s omitted)	Security	Value
$11,480	Newton, MA, 5.00%, 4/1/39	$11,755,864
41,620	Port Authority of Houston, TX, Harris County, (AMT), 5.625%, 10/1/38(3)	43,095,013
10,000	Port Authority of Houston, TX, Harris County, (AMT), 5.625%, 10/1/38	10,354,400
12,950	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	6,809,110
12,960	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	6,373,858
12,910	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	5,927,756
11,290	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/27	4,866,442
36,300	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(3)	35,257,827
57,400	Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(3)	57,497,006
9,520	Shoreline School District No. 412, King County, WA, 3.50%, 12/1/27	8,086,288
10,000	Shoreline School District No. 412, King County, WA, 3.50%, 12/1/28	8,312,200
5,975	Shoreline School District No. 412, King County, WA, 3.75%, 12/1/29	5,027,066
40,875	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33(3)	39,396,142
56,960	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33(4)	54,899,187

		$425,224,288

Health Care-Miscellaneous — 0.1%
$550	Osceola County, FL, Industrial Development Authority, (Community Provider Pooled Loan), 7.75%, 7/1/17	$544,280
1,115	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(5)	1,140,344
1,196	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(5)	1,225,180

		$2,909,804

Hospital — 17.6%
$34,260	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(3)	$32,918,036
6,125	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.375%, 8/15/29	6,181,411
16,640	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	16,551,808
400	Aspen Valley, CO, Hospital District, 5.00%, 10/15/26	336,112
18,600	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	18,662,124
36,700	California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	36,020,683
49,110	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46	44,421,959
9,920	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	8,655,101
10,670	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	10,008,353
19,735	California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	18,041,934
68,335	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	60,849,584
59,525	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	53,712,979
5,015	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	4,559,337
12,725	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	10,686,328
14,030	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	12,870,000
3,050	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	2,618,852
220	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	210,223
350	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/37	305,372
370	Colorado Health Facilities Authority, (Sisters of Charity of Leavenworth Health System), 5.00%, 1/1/40	346,383
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	495,870
49,020	Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/35(3)	50,575,405
38,195	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	36,984,982
53,260	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	58,405,981
1,000	Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	1,052,420
500	Kansas Development Finance Authority, (Hays Medical Center), 5.00%, 11/15/22	508,460
875	Louisiana Public Facilities Authority, (Ochsner Community Hospitals), 5.50%, 5/15/47	744,625
13,990	Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 4.75%, 5/15/42	12,204,037
695	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	604,789
18,900	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	16,639,371

Principal
Amount
(000’s omitted)	Security	Value
$54,300	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(3)	$52,775,799
12,795	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,527,712
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	3,671,520
4,065	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	3,910,367
4,150	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	4,241,176
41,400	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	38,383,596
63,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/37(3)	59,037,300
75,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(3)	69,403,500
23,690	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), Variable Rate, 5.44%, 9/1/32(6)	20,993,367
28,980	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	26,773,463
16,675	Washington Township Health Care District, 6.25%, 7/1/39	16,905,115
10,480	West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/34	10,250,069
4,205	West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/39	4,069,893
500	Wichita, KS, (Via Christi Health System), 5.25%, 11/15/24	514,250
8,475	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.125%, 8/15/30	7,501,053
8,865	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	7,958,111

		$855,088,810

Housing — 2.8%
$6,345	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$3,959,280
625	Denver, CO, City and County, Multi-Family Housing, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	625,950
8,165	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	8,314,420
14,170	New Hampshire Housing Finance Authority, Multi-Family Housing, (AMT), 6.20%, 7/1/36	11,465,089
19,410	New Jersey Housing and Mortgage Finance Agency, Single Family Housing, (AMT), 4.625%, 10/1/27	18,311,588
10,640	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	7,537,695
21,255	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	20,079,173
23,335	Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(3)	23,439,774
6,940	Virginia Housing Development Authority, (AMT), Variable Rate, 19.125%, 10/1/35(5)(7)(8)	6,571,486
18,345	Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35	17,374,183
18,750	Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	17,757,750

		$135,436,388

Industrial Development Revenue — 9.0%
$6,075	Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$6,144,863
1,805	Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19	1,602,244
2,460	Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,078,626
500	Colorado Housing and Finance Authority, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	511,470
14,360	Denver, CO, City and County, (United Airlines), (AMT), 5.25%, 10/1/32	11,877,874
33,290	Denver, CO, City and County, (United Airlines), (AMT), 5.75%, 10/1/32	29,414,711
4,570	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	4,442,817
10	Hawaii Department of Transportation, (Continental Airlines), (AMT), 7.00%, 6/1/20	9,992
40,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	39,608,800
200	Lowndes County, MS, (Weyerhaeuser), 6.80%, 4/1/22	210,420
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	141,260
5,025	New Jersey Economic Development Authority, (American Airlines, Inc.), (AMT), 7.10%, 11/1/31	4,664,858
10,360	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	9,698,307
4,950	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	5,201,312
4,000	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 4.70%, 12/1/25	3,655,680
9,275	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 4.875%, 11/1/29	8,125,364
53,150	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	52,157,689
41,420	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	40,297,932
49,635	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	49,769,015

Principal
Amount
(000’s omitted)	Security	Value
$36,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	$37,427,400
3,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	3,135,360
10,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	10,204,800
12,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/28	12,724,080
12,500	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	12,894,875
97,760	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	89,283,230
3,125	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,730,469

		$438,013,448

Insured-Bond Bank — 0.0%(9)
$435	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	$402,345

		$402,345

Insured-Education — 0.1%
$1,000	California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/33	$197,430
610	Colorado School of Mines, (NPFG), 0.00%, 12/1/21	357,991
100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	109,451
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	414,744
750	Lafayette Public Trust Financing Authority, LA, (Ragin’ Cajun Facilities, Inc.), (AGC), 6.00%, 10/1/38	773,595
260	Lafayette Public Trust Financing Authority, LA, (Ragin’ Cajun Facilities, Inc.), (NPFG), 5.00%, 10/1/32	245,809
1,345	Louisiana Local Government Environmental Facilities and Community Development Authority, (Louisiana Tech University/Innovative Student Facilities, Inc.), (AMBAC), 4.50%, 10/1/37	1,072,516
850	Louisiana State University and Agricultural and Mechanical College, (AGC), 5.50%, 1/1/34	867,298
580	Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	572,321
575	University of South Alabama, (BHAC), 5.00%, 8/1/38	561,108

		$5,172,263

Insured-Electric Utilities — 2.5%
$500	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$515,325
750	Arkansas River Power Authority, CO, (XLCA), 5.875%, 10/1/26	763,837
41,765	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (FGIC), (AMT), 4.60%, 5/1/26	37,629,430
41,660	Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	42,947,711
38,190	Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	35,004,572
2,000	Rapides Finance Authority, LA, (Cleco Power LLC), (AMBAC), 4.70%, 11/1/36	1,605,860
500	Wyandotte County & Kansas City, KS, Unified Government Utility System, (AGM), 5.00%, 9/1/28	502,040
250	Wyandotte County & Kansas City, KS, Unified Government Utility System, (BHAC), 5.25%, 9/1/34	251,715

		$119,220,490

Insured-Escrowed/Prerefunded — 0.0%(9)
$250	Augusta, KS, Electric Utility System, (AMBAC), Prerefunded to 8/1/12, 5.00%, 8/1/22	$266,382
55	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), Prerefunded to 11/15/11, 5.375%, 11/15/24	57,407

		$323,789

Insured-General Obligations — 5.4%
$6,400	California, (AGM), 3.25%, 12/1/28	$4,689,536
23,060	Clark County, NV, (AMBAC), (BHAC), 3.50%, 11/1/27	19,339,961
15,255	Dallas, TX, Independent School District, (AGM), (PSF Guaranteed), 4.625%, 8/15/31	15,214,117

Principal
Amount
(000’s omitted)	Security	Value
$68,785	District of Columbia, (FGIC), (NPFG), 4.50%, 6/1/37	$62,090,844
69,095	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	65,091,636
12,085	Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 3.75%, 8/15/38	9,937,495
870	Geary County, KS, (XLCA), 3.50%, 9/1/31	670,144
4,775	Geary County, KS, Unified School District No. 475, (NPFG), 3.00%, 9/1/26	3,701,866
3,645	Goose Creek, TX, Consolidated Independent School District, (NPFG), 4.75%, 2/15/28	3,696,905
3,185	Goose Creek, TX, Consolidated Independent School District, (NPFG), (PSF Guaranteed), 4.75%, 2/15/29	3,214,397
200	Johnson County, KS, Unified School District No. 231, (FGIC), (NPFG), 6.00%, 10/1/16	235,588
300	Johnson County, KS, Unified School District No. 233, (FGIC), (NPFG), 5.50%, 9/1/17	356,928
13,625	Kendall Kane and Will Counties, IL, Community Unit School District No. 308, (AGM), 0.00%, 2/1/21	8,454,585
425	Los Angeles, CA, Unified School District, (Election of 2004), (AGC), 5.00%, 1/1/34	407,894
51,625	Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(3)	46,929,190
1,000	Massachusetts, (AMBAC), 5.50%, 8/1/30	1,109,130
700	Mississippi Development Bank, (Hinds Community College District), (AGC), 5.375%, 10/1/33	706,258
5,130	Montgomery County, TX, Municipal Utility District No. 46, (Waterworks and Sewer System), (AMBAC), 4.00%, 3/1/30	4,583,604
1,250	Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,247,425
1,000	Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,118,740
240	Puerto Rico, (NPFG), 5.50%, 7/1/20	248,712
1,985	San Juan, CA, Unified School District, (AGM), 0.00%, 8/1/23	992,500
10,655	San Juan, CA, Unified School District, (AGM), 0.00%, 8/1/24	4,896,931
2,000	San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	1,090,480
3,740	Texas, (Transportation Commission-Mobility Fund), (FGIC), (NPFG), 4.50%, 4/1/35	3,592,943

		$263,617,809

Insured-Hospital — 1.2%
$1,000	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.50%, 1/1/38	$1,013,030
355	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	362,444
225	Coffeyville, KS, Public Building Commission, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	221,765
750	Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41	712,598
1,615	Henrico County, VA, Economic Development Authority, (Bon Secours Health System), (AGC), 4.50%, 11/1/42	1,378,822
1,250	Indiana Health and Educational Facilities Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,204,925
545	Kansas Development Finance Authority, (Stormont-Vail HealthCare), (NPFG), 5.375%, 11/15/24	546,597
250	Manhattan Hospital, KS, (Mercy Health Center), (AGM), 5.20%, 8/15/26	250,010
38,800	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(3)	34,956,472
12,000	Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,485,640
1,000	New York Dormitory Authority, (Hudson Valley Hospital), (AGM), (BHAC), 5.00%, 8/15/36	1,008,070
750	Terrebonne Parish, LA, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	738,577
390	Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	402,652
5,000	Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), (NPFG), 5.125%, 2/15/22	4,982,500

		$60,264,102

Insured-Housing — 0.3%
$750	Denver, CO, City and County Housing Authority, (Three Towers Rehabilitation Project), (AGM), (AMT), 5.20%, 11/1/27	$712,417
3,000	Florida Housing Finance Authority, (Brittany of Rosemont Apartments), (AMBAC), (AMT), 6.875%, 8/1/26	2,999,640

Principal
Amount
(000’s omitted)	Security	Value
$500	Florida Housing Finance Authority, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	$486,665
9,815	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	8,942,643

		$13,141,365

Insured-Industrial Development Revenue — 0.0%(9)
$250	Wyandotte County & Kansas City, KS, Unified Government, (BPU Office Building), (NPFG), 5.00%, 5/1/21	$252,742

		$252,742

Insured-Lease Revenue/Certificates of Participation — 1.5%
$85,650	Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$70,316,937
1,075	Louisiana Local Government Environmental Facilities and Community Development Authority, (BRCC Facilities Corp.), (NPFG), 5.00%, 12/1/32	1,009,586
1,000	Phoenix, AZ, Civic Improvement Corp., (Civic Plaza Expansion Project), (BHAC), (FGIC), 5.50%, (0.00% until 7/1/13), 7/1/32	876,630

		$72,203,153

Insured-Other Revenue — 5.4%
$65,325	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$59,093,648
46,605	Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/25	19,488,813
50,700	Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/26	19,690,359
68,155	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	11,538,641
25,000	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/41	2,143,000
250	Kansas Development Finance Authority, (Department of Administration Comprehensive Transportation Program), (FGIC), (NPFG), 5.00%, 11/1/25	257,953
440	Kansas Development Finance Authority, (Kansas State Projects), (NPFG), 5.00%, 5/1/26	448,633
250	Kansas Development Finance Authority, (Kansas State Projects), (NPFG), 5.25%, 11/1/26	260,985
350	Louisiana Local Government Environmental Facilities and Community Development Authority, (Capital Projects and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	342,913
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, (Capital Projects and Equipment Acquisition), (AMBAC), (BHAC), 4.50%, 12/1/18	1,082,470
11,725	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	12,409,036
6,085	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,460,444
50,000	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	55,080,000
51,900	New York, NY, Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	44,195,445
31,670	New York, NY, Transitional Finance Authority, (FGIC), (NPFG), 4.25%, 1/15/34	28,088,440
500	St. John’s County, FL, Industrial Development Authority, (Professional Golf Hall of Fame), (NPFG), 5.00%, 9/1/23	493,875

		$261,074,655

Insured-Ports — 0.6%
$36,890	Alabama State Dock Authority, (NPFG), (AMT), 4.50%, 10/1/36	$28,773,093

		$28,773,093

Insured-Solid Waste — 0.0%(9)
$500	Dade County, FL, Resource Recovery Facility, (AMBAC), (AMT), 5.50%, 10/1/13	$501,340

		$501,340

Insured-Special Tax Revenue — 8.2%
$60	Castle Pines, CO, North Metropolitan District, (AGM), 5.00%, 12/1/27	$60,166
1,000	Castlewood Ranch, CO, Metropolitan District, (XLCA), 4.25%, 12/1/34	708,960
345	Celebration, FL, Community Development District, (NPFG), 5.125%, 5/1/20	335,847
1,250	Clearwater, FL, (Spring Training Facility), (NPFG), 5.375%, 3/1/31	1,296,900
750	Crossings at Fleming Island, FL, Community Development District, (NPFG), 5.80%, 5/1/16	753,338
750	Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	840,405
500	Denver, CO, Convention Center Hotel Authority, (Convention Center Hotel), (XLCA), 4.75%, 12/1/35	380,160
13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	6,609,259

Principal
Amount
(000’s omitted)	Security	Value
$31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	$14,302,122
9,500	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	4,070,370
23,210	Louisiana Gas and Fuels Tax, (FGIC), (NPFG), 4.50%, 5/1/41	21,020,833
11,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	11,311,190
6,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	6,146,220
665	McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	461,823
14,715	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/24	6,580,989
106,655	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/32	25,634,529
84,310	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/35	17,352,684
218,400	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/44	24,168,144
156,345	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/45	15,990,967
70,970	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/48	5,773,410
189,025	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 4/1/49	14,793,096
2,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	1,164,280
5,055	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/36	817,292
28,450	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	24,974,832
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	390,755
200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	204,634
1,734,580	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	90,423,655
159,245	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	17,755,817
315,735	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	32,574,380
250,200	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	23,946,642
3,670	Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/15	2,966,131
9,300	Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/21	5,122,068
21,115	San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	16,485,114

		$395,417,012

Insured-Student Loan — 2.1%
$620	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$625,338
54,960	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	55,936,639
4,815	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/27	4,288,384
49,865	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	42,224,685

		$103,075,046

Insured-Transportation — 8.3%
$35,365	Chicago, IL, (O’Hare International Airport), (AGM), 4.50%, 1/1/38	$31,559,726
15,580	Dallas-Fort Worth, TX, International Airport, (AGM), (AMBAC), 5.00%, 11/1/32	15,080,194
1,750	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/16	1,318,660
13,335	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	1,694,478
22,385	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	2,635,386
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, (AGM), (AMT), 5.75%, 1/1/28	1,007,320
8,255	Miami-Dade County, FL, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	7,390,371
52,480	Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	48,462,131
1,000	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,047,830
1,075	New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/30	1,138,307
800	New Orleans, LA, Aviation Board, (AGM), (AMT), 5.00%, 1/1/38	719,744
104,265	North Texas Tollway Authority, (AGC), 0.00%, 1/1/33	26,355,064
58,690	North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	45,491,206
27,420	North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	27,973,336
15,535	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	13,883,474
16,400	Port Authority of New York and New Jersey, (AGM), (AMT), 4.25%, 12/1/32	14,192,232
10,115	Port Authority of New York and New Jersey, (AGM), (AMT), 4.50%, 12/1/36	9,000,934
1,305	Port of New Orleans Board of Commissioners, LA, (AGC), 5.125%, 4/1/38	1,187,472
3,180	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	3,027,042
38,705	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	35,065,182

Principal
Amount
(000’s omitted)	Security	Value
$21,420	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	$21,705,957
10,105	Tampa-Hillsborough County, FL, Expressway Authority, (AGM), (AMBAC), 4.00%, 7/1/34	8,476,983
46,300	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/22	23,309,272
31,045	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	6,573,468
119,480	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	21,519,543
30,935	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	5,157,174
28,905	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.75%, 8/15/38	27,467,265

		$402,439,751

Insured-Water and Sewer — 1.3%
$315	Bossier City, LA, Utilities Revenue, (BHAC), 5.125%, 10/1/25	$328,472
75	Colorado Water Resources and Power Development Authority, (Aurora Utility Enterprise), (AGM), 4.375%, 8/1/35	67,282
1,260	Fernley, NV, (Water and Sewer System), (AGC), 5.00%, 2/1/38	1,180,154
160	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	139,917
655	Lawrence, KS, Water and Sewage System, (NPFG), 4.50%, 11/1/32	593,548
5,790	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	5,079,451
15,205	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	15,706,005
27,665	New York, NY, Municipal Finance Authority, (AGM), (BHAC), 4.25%, 6/15/39	25,010,543
16,570	Spartanburg, SC, Sanitation Sewer District, (NPFG), 4.00%, 3/1/40	13,665,279

		$61,770,651

Lease Revenue/Certificates of Participation — 0.9%
$365	Colorado Higher Education Capital Construction, Lease Purchase Program, 5.50%, 11/1/27	$376,684
135	Colorado Higher Education Capital Construction, Lease Purchase Program, Prerefunded to 11/1/18, 5.50%, 11/1/27	160,420
38,660	Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	43,104,354

		$43,641,458

Nursing Home — 0.9%
$8,500	Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 8.00%, 6/1/25	$7,365,165
11,565	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	11,571,477
10,595	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	8,492,846
9,295	Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	9,300,763
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	3,343,305
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,225,215
1,835	Westmoreland County, PA, Industrial Development Authority, (Highland Health System, Inc.), 9.25%, 6/1/22	1,471,266

		$44,770,037

Other Revenue — 8.8%
$12,600	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/32	$3,157,182
21,365	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/33	4,911,814
12,345	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/34	2,599,116
5,470	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/35	1,052,592
12,735	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	12,734,618
14,295	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	14,443,811
7,785	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	7,908,081
762,795	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	16,667,071
13,795	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	315,354
5,210	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	59,707
79,195	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	67,013,225
33,100	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	22,352,761
40,855	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	28,051,043
27,650	Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	26,534,876
25,815	New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	23,502,750
12,000	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(5)	9,283,680

Principal
Amount
(000’s omitted)	Security	Value
$19,000	Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(5)	$14,059,240
21,350	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	600,789
20,625	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	17,570,438
1,000	Seminole Tribe, FL, 5.25%, 10/1/27(5)	880,800
2,100	Seminole Tribe, FL, 5.75%, 10/1/22(5)	2,050,776
23,300	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	1,796,896
15,000	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/41	698,700
27,555	Silicon Valley Tobacco Securitization Authority, CA, Class A, 0.00%, 6/1/47	700,999
14,000	Silicon Valley Tobacco Securitization Authority, CA, Class B, 0.00%, 6/1/47	299,600
54,075	Texas Municipal Gas Acquisition and Supply Corp., 5.625%, 12/15/17	57,387,634
55,270	Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	58,664,683
32,000	Tobacco Settlement Financing Corp., NJ,, 5.00%, 6/1/41	19,010,560
102,710	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	2,507,151
13,070	Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	7,661,503
1,825	Tobacco Settlement Revenue Management Authority, SC, Escrowed to Maturity, 6.375%, 5/15/30	2,232,230

		$426,709,680

Pooled Loans — 0.5%
$25,530	Rickenbacker Port Authority, OH, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32	$24,506,502

		$24,506,502

Senior Living/Life Care — 0.8%
$6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(10)	$5,971,029
400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	323,068
750	Colorado Health Facilities Authority, (Evangelical Lutheran Project), 5.25%, 6/1/36	689,872
425	Logan County, CO, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(11)	309,018
9,345	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(11)	5,997,995
16,435	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(11)	9,152,651
1,750	Plantation Health Facilities Authority, FL, (Covenant Village of Florida), 5.125%, 12/1/22	1,675,695
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23(10)	5,365,183
12,140	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(10)	8,991,977

		$38,476,488

Special Tax Revenue — 1.4%
$215	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	$212,594
1,180	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	1,024,865
150	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	139,905
970	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	750,043
480	Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	461,942
630	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	583,852
455	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.50%, 5/1/34	420,161
1,170	Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	1,001,836
29,055	Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	29,842,681
230	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	0
80	New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(1)	0
170	New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% until 11/1/12), 5/1/38	100,076
430	New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	157,475
260	New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% until 11/1/12), 5/1/15	207,787
335	New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/13), 5/1/18	128,399
1,105	North Springs, FL, Improvement District, (Heron Bay), 5.20%, 5/1/27	772,428
340	Park Meadows Business Improvement District, Lone Tree, CO, 5.35%, 12/1/31	276,284
476,395	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	21,666,445
2,210	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,023,031
940	Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	458,071

Principal
Amount
(000’s omitted)	Security	Value
$1,670	Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	$1,446,871
5,555	University Square, FL, Community Development District, 6.75%, 5/1/20	5,556,389
600	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	619,620

		$66,850,755

Student Loan — 0.6%
$14,800	Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,894,572
14,470	Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	13,892,358

		$28,786,930

Transportation — 14.2%
$300	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 5.25%, 5/1/20	$277,659
1,305	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	1,305,352
18,160	Illinois Toll Highway Authority, 5.25%, 1/1/29(2)(3)	18,076,282
18,180	Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(3)	17,922,208
16,200	Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	15,689,052
19,475	Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	21,951,246
28,455	Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	25,684,906
54,610	Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	53,391,651
173,060	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	33,334,817
91,425	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/36	16,443,700
55,250	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	58,315,270
168,580	New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/38	26,423,229
108,655	New Jersey Transportation Trust Fund Authority, (Transportation System), 2009 Series A, 0.00%, 12/15/38	16,984,950
24,060	New Jersey Turnpike Authority, 5.00%, 1/1/35	23,926,948
66,265	North Texas Tollway Authority, 5.75%, 1/1/38	62,711,871
15,000	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	14,073,900
19,740	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	18,334,709
13,010	Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	8,882,708
8,875	Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	6,121,531
13,285	Pennsylvania Turnpike Commission, 5.50%, 12/1/41	13,368,031
25,000	Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	18,600,000
80,490	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(3)	75,052,096
20,770	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37	19,366,779
28,890	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(3)	29,421,576
29,200	Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,808,236
24,110	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,310,836
38,980	Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(3)	39,668,777
360	Walker Field, Public Airport Authority, CO, 4.75%, 12/1/27	318,874

		$689,767,194

Water and Sewer — 4.5%
$31,165	Charlotte, NC, Water and Sewer System, 5.00%, 7/1/38	$31,958,773
500	Colorado Springs, CO, Utilities System, 5.25%, 11/15/36	507,535
500	Colorado Springs, CO, Utilities System, 5.50%, 11/15/48	511,565
540	Colorado Water Resources and Power Development Authority, 5.50%, 9/1/22	638,426
750	Johnson County, KS, Water District No. 1, 3.25%, 12/1/30	597,413
200	Kansas Development Finance Authority, (Water Pollution Control), 5.00%, 11/1/21	205,338
10,000	King County, WA, Sewer Revenue, 5.00%, 1/1/45	9,815,500
30,000	King County, WA, Sewer Revenue, 5.00%, 1/1/45(3)	29,446,500
27,455	Massachusetts Water Resources Authority, 4.00%, 8/1/46	22,658,611
34,800	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/37(3)	34,943,724
39,990	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(3)	40,768,205

Principal
Amount
(000’s omitted)	Security	Value
$42,030	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(3)	$44,736,732
500	St. Tammany Parish, LA, Utilities Revenue, 5.50%, 8/1/35	502,190

		$217,290,512

Total Tax-Exempt Investments — 117.8% (identified cost $6,195,903,566)		$5,710,309,899

Other Assets, Less Liabilities — (17.8)%		$(863,165,120)

Net Assets — 100.0%		$4,847,144,779

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	20.7%
		Texas	17.9%
		California	16.5%
		Florida	10.7%
		Others, representing less than 10% individually	52.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 31.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 9.6% of total investments.

(1)		Defaulted bond.

(2)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $64,030,737.

(3)		Security represents the underlying municipal bond of an inverse floater.

(4)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2010, the aggregate value of these securities is $56,204,873 or 1.2% of the Fund’s net assets.

(6)		Variable rate security. The stated interest rate represents the rate in effect at December 31, 2010.

(7)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2010.

(8)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $27,760,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(9)		Amount is less than 0.05%.

(10)		Security is in default with respect to scheduled principal payments.

(11)		Security is in default and making only partial interest payments.

A summary of open financial instruments at December 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
3/11	5,500 U.S. 30-Year Treasury Bond	Short	$(670,755,554)	$(671,687,500)	$(931,946)

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $931,946.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,292,340,527

Gross unrealized appreciation	$114,770,645
Gross unrealized depreciation	(569,859,273)

Net unrealized depreciation	$(455,088,628)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$5,710,309,899	$—	$5,710,309,899

Total Investments	$—	$5,710,309,899	$—	$5,710,309,899

Liability Description

Futures Contracts	$(931,946)	$—	$—	$(931,946)

Total	$(931,946)	$—	$—	$(931,946)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Reorganizations

As of the close of business on November 5, 2010, the Fund acquired the net assets of Eaton Vance Colorado Municipal Income Fund (Colorado Fund), Eaton Vance Kansas Municipal Income Fund (Kansas Fund), Eaton Vance Louisiana Municipal Income Fund (Louisiana Fund) and Eaton Vance Insured Municipal Income Fund (Insured Municipal Fund) pursuant to a plan of reorganization approved by the shareholders of Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund, respectively. The investment portfolios of Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund, with a fair value of $30,622,881, $31,607,779, $35,585,159 and $64,165,026, respectively, and identified cost of $29,839,329, $30,716,467, $34,256,112 and $59,929,200, respectively, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $5,770,396,398. The net assets of Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund at that date of $33,276,891, $31,957,967, $36,059,684 and $63,958,560, respectively, were combined with those of the Fund, resulting in combined net assets of $5,935,649,500.

Eaton Vance New York Municipal Income Fund	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 114.1%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.1%
$4,250	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,753,898

		$3,753,898

Education — 23.0%
$1,810	Geneva Industrial Development Agency, (Hobart & William Smith Project), 5.375%, 2/1/33	$1,796,968
5,005	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	5,059,254
1,095	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	1,036,680
1,790	New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,861,314
5,000	New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,732,000
5,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(1)	5,089,150
10,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(2)	10,079,200
2,500	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,518,075
2,190	New York Dormitory Authority, (New York University), 5.25%, 7/1/48	2,211,615
8,500	New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	8,971,835
1,365	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(2)	1,373,927
5,000	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	5,032,700
1,500	New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,470,300
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,267,220
5,500	New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,546,530
2,455	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	2,188,142
9,990	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46(2)	9,818,871
970	Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	917,116
2,515	Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,444,354

		$75,415,251

Electric Utilities — 3.9%
$2,930	Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$3,131,584
5,000	New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,005,950
4,800	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	4,479,312

		$12,616,846

General Obligations — 3.3%
$250	New York City, 5.30%, 4/1/27	$260,403
5,000	New York City, 5.375%, 4/1/36	5,137,000
4,000	New York City, 6.25%, 10/15/28	4,423,480
1,000	Saratoga County, 4.75%, 7/15/37	990,300

		$10,811,183

Health Care-Miscellaneous — 0.2%
$340	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$277,705
110	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, 7.50%, 9/1/15	111,292
20	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series C, 7.50%, 9/1/15	20,235
165	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	166,937
145	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series J, 7.50%, 9/1/15	146,702

		$722,871

Hospital — 14.7%
$765	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$738,355

1

Principal
Amount
(000’s omitted)	Security	Value
$3,045	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	$2,672,140
370	Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	371,613
1,170	Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	1,144,003
2,790	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,606,083
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,252,932
150	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	153,681
4,575	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,395,340
6,750	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	6,560,527
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	1,841,540
3,500	New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,391,745
3,155	New York Dormitory Authority, (North Shore Hospital), 5.00%, 11/1/34	2,978,636
4,500	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,405,995
1,420	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,383,492
2,830	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,704,829
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,517,900
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	917,880
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	4,960,050

		$47,996,741

Housing — 4.1%
$3,500	New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,054,660
2,000	New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	1,840,700
2,000	New York Housing Finance Agency, 5.25%, 11/1/41	1,937,540
3,000	New York Mortgage Agency, (AMT), 5.20%, 10/1/32	2,904,870
2,135	New York Mortgage Agency, (AMT), 5.30%, 4/1/29	2,115,123
1,520	New York Mortgage Agency, (AMT), 5.65%, 4/1/30	1,520,137

		$13,373,030

Industrial Development Revenue — 6.3%
$3,500	New York Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	$3,571,680
4,825	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(2)	4,694,281
4,005	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	4,015,813
7,815	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	7,022,403
1,250	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,266,250

		$20,570,427

Insured-Education — 2.8%
$6,600	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,119,454
2,250	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,190,375
910	New York Dormitory Authority, (University of Rochester), (AMBAC), 4.25%, 7/1/39	796,905

		$9,106,734

Insured-Electric Utilities — 1.4%
$4,250	Long Island Power Authority, (BHAC), 6.00%, 5/1/33	$4,566,370

		$4,566,370

Insured-Escrowed/Prerefunded — 3.4%
$4,285	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$2,212,603
4,385	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	2,138,389
16,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	6,835,782

		$11,186,774

Insured-General Obligations — 2.2%
$1,875	Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$2,062,125
2,700	Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,934,144
675	Jamestown, (AMBAC), 7.10%, 3/15/12	726,300
675	Jamestown, (AMBAC), 7.10%, 3/15/13	761,825

2

Principal
Amount
(000’s omitted)	Security	Value
$515	Jamestown, (AMBAC), 7.10%, 3/15/14	$603,997

		$7,088,391

Insured-Lease Revenue/Certificates of Participation — 2.9%
$11,700	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$9,605,466

		$9,605,466

Insured-Other Revenue — 1.6%
$70	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$68,937
10,225	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	3,280,589
2,590	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	775,498
4,825	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	1,276,357

		$5,401,381

Insured-Special Tax Revenue — 3.1%
$3,750	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,291,937
1,000	New York Urban Development Corp., (FGIC), (NPFG), 5.25%, 3/15/34	1,001,380
6,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	2,130,975
15,975	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	2,974,865
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	605,723

		$10,004,880

Insured-Transportation — 2.7%
$3,920	Metropolitan Transportation Authority, (AGC), 4.50%, 11/15/38	$3,561,085
2,695	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	2,599,462
3,080	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	2,752,565

		$8,913,112

Insured-Water and Sewer — 0.7%
$2,535	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,201,876

		$2,201,876

Lease Revenue/Certificates of Participation — 4.9%
$3,885	New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$3,537,021
10,940	New York Urban Development Corp., 5.70%, 4/1/20	12,389,878

		$15,926,899

Other Revenue — 3.8%
$2,000	Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,473,000
10,395	Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	2,833,365
1,260	Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,273,117
2,710	New York City Cultural Resource Trust, (Museum of Modern Art), 5.00%, 4/1/31	2,719,295
1,000	New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,039,500
1,000	New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,014,710
1,960	New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	2,125,953

		$12,478,940

Senior Living/Life Care — 0.7%
$800	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$708,632
1,070	Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	1,014,574
670	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	599,215

		$2,322,421

Special Tax Revenue — 6.8%
$6,700	Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$6,704,355
1,605	New York City Transitional Finance Authority, 5.00%, 5/1/36	1,610,858
5,500	New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	5,589,320
1,000	New York Urban Development Corp., 5.25%, 3/15/38	1,016,240

3

Principal
Amount
(000’s omitted)	Security	Value
$50,000	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$2,274,000
3,275	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	3,237,698
1,890	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,951,803

		$22,384,274

Transportation — 10.3%
$2,710	Metropolitan Transportation Authority, 5.00%, 11/15/37	$2,584,716
1,915	Nassau County Bridge Authority, 5.00%, 10/1/40	1,877,083
12,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37(2)	11,920,320
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,828,750
5,780	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	5,393,376
9,000	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(2)	9,159,030

		$33,763,275

Water and Sewer — 10.2%
$585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$195,010
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	181,847
335	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	98,034
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	142,693
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	134,386
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	126,512
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	119,048
1,000	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,019,460
3,450	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)	3,672,180
10	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40	10,644
5,910	New York Environmental Facilities Corp., 5.00%, 10/15/39	6,003,969
8,400	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 4.50%, 6/15/36	7,908,264
8,400	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/37(2)	8,543,556
5,000	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.125%, 6/15/38	5,075,250

		$33,230,853

Total Tax-Exempt Investments — 114.1% (identified cost $381,323,752)		$373,441,893

Other Assets, Less Liabilities — (14.1)%		$(46,221,361)

Net Assets — 100.0%		$327,220,532

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 18.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 7.1% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

4

A summary of open financial instruments at December 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	328 U.S. 30-Year Treasury Bond	Short	$(41,503,664)	$(40,057,000)	$1,446,664

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$8,900,000	4.163%	3-Month USD-LIBOR-BBA	March 14, 2011 / March 14, 2041	$(11,996)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $1,446,664 and $11,996, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$337,596,294

Gross unrealized appreciation	$9,398,669
Gross unrealized depreciation	(18,543,070)

Net unrealized depreciation	$(9,144,401)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$373,441,893	$—	$373,441,893

Total Investments	$—	$373,441,893	$—	$373,441,893

Futures Contracts	$1,446,664	$—	$—	$1,446,664

Total	$1,446,664	$373,441,893	$—	$374,888,557

Liability Description

Interest Rate Swaps	$—	$(11,996)	$—	$(11,996)

Total	$—	$(11,996)	$—	$(11,996)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Ohio Municipal Income Fund	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.7%
$2,500	Cuyahoga Community College District, 5.25%, 2/1/29	$2,578,225
5,000	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 5.00%, 12/1/33	4,906,150
550	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	650,501
1,145	Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/41	1,073,644
2,100	Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	1,979,817

		$11,188,337

Electric Utilities — 1.3%
$1,025	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$1,024,887
2,290	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	2,066,428

		$3,091,315

Escrowed/Prerefunded — 0.9%
$2,000	Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28(1)	$2,244,860

		$2,244,860

General Obligations — 4.0%
$1,000	Beavercreek City School District, 5.00%, 12/1/36	$997,790
1,000	Butler County, Special Tax Assessment, 5.50%, 12/1/28	1,069,030
2,400	Columbus City School District, (School Facilities, Construction and Improvement), 4.75%, 12/1/33	2,285,568
1,000	Highland Local School District, (School Facilities, Construction and Improvement), 5.50%, 12/1/36	1,041,930
4,000	Maple Heights City School District, 5.00%, 1/15/37	3,875,400
130	Tuscarawas County, (Public Library Improvement), 6.90%, 12/1/11	130,417

		$9,400,135

Hospital — 8.9%
$950	Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	$909,141
1,250	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,208,462
1,000	Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,028,170
1,095	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	929,217
5,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 5.25%, 1/15/46	4,631,800
4,880	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,916,942
2,000	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	2,050,700
2,900	Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,753,405
2,075	Richland County Hospital Facilities, (MedCentral Health Systems), 5.25%, 11/15/36	1,891,923
830	Richland County Hospital Facilities, (MedCentral Health Systems), 6.375%, 11/15/30	838,582

		$21,158,342

Housing — 0.4%
$1,125	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	$1,002,893

		$1,002,893

Industrial Development Revenue — 4.3%
$3,105	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,609,535
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 7/1/35	4,000,520
825	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	832,012
3,165	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,765,419

		$10,207,486

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 5.0%
$2,175	Kent State University, (AGC), 5.00%, 5/1/29	$2,187,376
765	Miami University, (AMBAC), 3.25%, 9/1/26	625,824
2,770	Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,752,604
6,700	University of Cincinnati, (NPFG), 5.00%, 6/1/34	6,405,937

		$11,971,741

Insured-Electric Utilities — 10.7%
$4,300	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,312,384
2,540	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	977,595
1,550	Cleveland Public Power System, (NPFG), 5.00%, 11/15/38	1,495,704
2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (NPFG), (AMT), 6.10%, 8/15/15	2,004,720
2,000	Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,004,820
5,820	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (BHAC), (FGIC), 4.80%, 1/1/34	5,483,720
2,680	Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	2,566,073
3,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	1,288,020
2,500	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	1,003,925
4,750	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	1,775,693
2,750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	2,584,230

		$25,496,884

Insured-Escrowed/Prerefunded — 2.7%
$1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), Prerefunded to 12/1/13, 5.00%, 12/1/31	$1,110,780
1,500	Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,764,360
1,000	Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,158,740
845	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	979,473
1,245	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,458,866

		$6,472,219

Insured-General Obligations — 33.6%
$1,975	Adams County Local School District, (AGM), 4.25%, 12/1/33	$1,782,951
1,300	Brookfield Local School District, (AGM), 5.25%, 1/15/36	1,310,231
2,500	Canal Winchester Local School District, (NPFG), 0.00%, 12/1/32	716,500
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), 5.00%, 12/1/21	1,109,400
10,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), (FGIC), 5.25%, 12/1/29	10,664,300
5,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), (FGIC), 5.25%, 12/1/30	5,289,600
2,155	Cleveland, (AMBAC), 5.50%, 10/1/23	2,423,556
1,550	Clyde-Green Springs Exempted Village School District, (AGM), 4.50%, 12/1/31	1,435,889
1,115	Columbus School District, (Classroom Facilities Construction & Improvement), (AGM), 4.25%, 12/1/32	987,388
3,700	Fairview Park, (NPFG), 5.00%, 12/1/25	3,757,831
3,085	Hamilton City School District, (AGM), 4.25%, 12/1/30	2,697,246
770	Hamilton City School District, (AGM), 5.00%, 12/1/18	851,358
1,090	Hilliard School District, (NPFG), 5.00%, 12/1/27	1,113,729
1,965	Lakewood City School District, (AGM), 4.50%, 12/1/26	1,978,284
9,605	Madeira City School District, (AGM), 5.25%, 12/1/32	10,370,711
3,525	Mason City School District, (AGM), 5.25%, 12/1/31	3,823,109
1,750	Mount Healthy City School District, (AGM), 5.00%, 12/1/31	1,744,295
1,745	Olentangy Local School District, (AGM), 5.00%, 12/1/21	1,878,528
5,255	Olentangy Local School District, (AGM), 5.00%, 12/1/30	5,335,664
550	Orrville City School District, (AMBAC), 5.25%, 12/1/35	551,078
1,620	Painesville City School District, (NPFG), 5.00%, 12/1/24	1,660,338
1,500	Pickerington Local School District, (School Facility Contract), (FGIC), (NPFG), 0.00%, 12/1/16	1,258,215

2

Principal
Amount
(000’s omitted)	Security	Value
$5,000	Springboro Community City School District, (AGM), 5.25%, 12/1/30	$5,127,650
5,000	Springboro Community City School District, (AGM), 5.25%, 12/1/32	5,042,050
6,705	Westerville City School District, (XLCA), 5.00%, 12/1/27	6,957,577

		$79,867,478

Insured-Hospital — 3.5%
$3,550	Butler County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/31	$3,354,679
1,270	Franklin County, (Ohio Health Corp.), (NPFG), 5.00%, 5/15/33	1,222,921
1,555	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	1,456,009
2,575	Lorain County, (Catholic Healthcare Partners), (AGM), Variable Rate, 14.326%, 2/1/29(2)(3)(4)	2,177,317

		$8,210,926

Insured-Special Tax Revenue — 1.0%
$4,760	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$1,373,831
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	931,100
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	86,323

		$2,391,254

Insured-Transportation — 5.8%
$7,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	$7,629,580
5,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(5)	4,759,500
1,595	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,506,685

		$13,895,765

Insured-Water and Sewer — 2.1%
$5,000	Cleveland Waterworks, (NPFG), 5.00%, 1/1/37	$4,882,700

		$4,882,700

Lease Revenue/Certificates of Participation — 0.6%
$1,455	Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,499,960

		$1,499,960

Other Revenue — 3.2%
$23,090	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$504,517
2,275	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	1,490,193
1,500	Ohio State Building Authority, 5.00%, 10/1/27	1,519,620
4,700	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	4,167,114

		$7,681,444

Pooled Loans — 4.2%
$615	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	$540,505
665	Cleveland-Cuyahoga County Port Authority, (Fairmount Project), 5.125%, 5/15/25	559,850
30	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	30,136
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,427,415
7,455	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(5)	7,156,129
360	Toledo Lucas County Port Authority, (AMT), 5.125%, 11/15/25	287,960

		$10,001,995

Special Tax Revenue — 0.9%
$1,445	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$1,456,965
675	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	697,072

		$2,154,037

Water and Sewer — 4.1%
$3,000	Cincinnati Water System Authority, 4.50%, 12/1/23	$3,087,660
3,850	Cincinnati Water System Authority, 5.00%, 12/1/32	3,898,086
750	Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/28	779,220
750	Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	767,580

3

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.25%, 6/1/20	$1,162,070

		$9,694,616

Total Tax-Exempt Investments — 101.9% (identified cost $250,895,285)		$242,514,387

Other Assets, Less Liabilities — (1.9)%		$(4,443,012)

Net Assets — 100.0%		$238,071,375

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 63.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 28.2% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2010, the aggregate value of these securities is $2,177,317 or 0.9% of the Fund’s net assets.

(3)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2010.

(4)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(5)		Security represents the underlying municipal bond of an inverse floater.

A summary of open financial instruments at December 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	52 U.S. 10-Year Treasury Note	Short	$(6,458,787)	$(6,262,750)	$196,037
3/11	147 U.S. 30-Year Treasury Bond	Short	(18,431,237)	(17,952,375)	478,862

					$674,899

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
Bank of America	$4,300,000	4.092%	3-month USD- LIBOR-BBA	February 24, 2011 / February 24, 2041	$38,546

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

4

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $713,445.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$243,271,573

Gross unrealized appreciation	$4,469,543
Gross unrealized depreciation	(12,696,729)

Net unrealized depreciation	$(8,227,186)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$242,514,387	$—	$242,514,387

Total Investments	$—	$242,514,387	$—	$242,514,387

Futures Contracts	$674,899	$—	$—	$674,899
Interest Rate Swaps	—	38,546	—	38,546

Total	$674,899	$242,552,933	$—	$243,227,832

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Rhode Island Municipal Income Fund	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 10.0%
$500	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/33	$486,765
2,105	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/37	2,052,038
750	Rhode Island Health and Educational Building Corp., (New England Institute of Technology), 5.125%, 3/1/40	711,398
1,000	Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,059,360

		$4,309,561

Escrowed/Prerefunded — 2.5%
$1,000	Rhode Island Health and Educational Building Corp., (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	$1,090,310

		$1,090,310

General Obligations — 0.4%
$225	Puerto Rico, 0.00%, 7/1/16	$175,819

		$175,819

Hospital — 3.3%
$500	Fulton County, GA, Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	$499,970
655	Kansas Development Finance Authority, (Adventist Healthcare), 5.75%, 11/15/38	689,335
250	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	251,580

		$1,440,885

Housing — 4.3%
$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$900,153
1,000	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 10/1/28	960,940

		$1,861,093

Industrial Development Revenue — 4.3%
$750	Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	$743,438
1,250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,092,187

		$1,835,625

Insured-Education — 9.1%
$1,395	Rhode Island Health and Educational Building Corp., (Bryant College), (AMBAC), 5.00%, 12/1/31	$1,332,239
350	Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (NPFG), 5.00%, 6/1/31	334,460
400	Rhode Island Health and Educational Building Corp., (Salve Regina University), (RADIAN), 5.125%, 3/15/32	354,340
1,000	Rhode Island Health and Educational Building Corp., (State Colleges), (AGM), 5.00%, 9/15/40	931,290
1,000	Rhode Island Health and Educational Building Corp., (University of Rhode Island), (AMBAC), 5.00%, 9/15/30	987,580

		$3,939,909

Insured-Electric Utilities — 3.6%
$250	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$264,400
310	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	303,537
865	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	961,153

		$1,529,090

Insured-Escrowed/Prerefunded — 0.6%
$230	Rhode Island Depositors Economic Protection Corp., (AGM), Escrowed to Maturity, 5.75%, 8/1/21	$274,043

		$274,043

Insured-General Obligations — 1.5%
$600	North Kingstown, (FGIC), (NPFG), 5.00%, 10/1/25	$623,184

		$623,184

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Hospital — 2.2%
$1,000	Rhode Island Health and Educational Building Corp., (Rhode Island Hospital), (AGM), 5.00%, 5/15/32	$957,530

		$957,530

Insured-Housing — 5.7%
$750	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.00%, 10/1/48	$663,825
400	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.25%, 10/1/31	370,884
495	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	451,004
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.55%, 10/1/32	983,780

		$2,469,493

Insured-Lease Revenue/Certificates of Participation — 6.4%
$1,770	Convention Center Authority of Rhode Island, (NPFG), 5.25%, 5/15/15	$1,894,714
750	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	873,938

		$2,768,652

Insured-Other Revenue — 8.2%
$500	Rhode Island Health and Educational Building Corp., (Providence Public Buildings Authority), (AGM), 5.00%, 5/15/27	$501,840
915	Rhode Island Health and Educational Building Corp., (Public Schools), (AGC), 5.00%, 5/15/34	864,355
750	Rhode Island Health and Educational Building Corp., (Public Schools), (AGC), 5.25%, 5/15/29	756,525
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), (AGM), 4.75%, 5/15/29	943,710
500	Rhode Island Health and Educational Building Corp., (Public Schools), (AMBAC), 5.00%, 5/15/27	452,160

		$3,518,590

Insured-Pooled Loans — 2.8%
$1,000	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.85%, 12/1/36	$786,860
500	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.90%, 12/1/26	430,035

		$1,216,895

Insured-Solid Waste — 1.7%
$750	Rhode Island Resource Recovery Corp., (NPFG), (AMT), 5.00%, 3/1/22	$740,422

		$740,422

Insured-Special Tax Revenue — 7.6%
$265	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$83,661
1,425	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	411,283
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	237,754
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	528,580
1,820	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	94,877
395	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	44,043
785	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	80,988
630	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	60,297
750	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AGC), 5.375%, 6/15/27	771,007
1,000	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	963,990

		$3,276,480

Insured-Transportation — 7.8%
$1,500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,427,850
1,000	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (AGC), (AMT), 5.25%, 7/1/38	917,800
1,000	Rhode Island Economic Development Corp., (T.F. Green Airport), (AGM), (AMT), 5.00%, 7/1/20	1,015,380

		$3,361,030

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water and Sewer — 4.3%
$1,500	Narragansett Bay Commission, (NPFG), 5.00%, 8/1/35	$1,470,810
350	Rhode Island Clean Water, Water Pollution Control, (NPFG), 5.40%, 10/1/15(2)	380,814

		$1,851,624

Nursing Home — 2.2%
$1,000	Rhode Island Health and Educational Building Corp., (Tockwotton Home), 6.25%, 8/15/22	$933,770

		$933,770

Other Revenue — 3.0%
$250	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$206,558
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), 5.00%, 5/15/29	1,019,820
7,125	Tobacco Settlement Financing Corp., 0.00%, 6/1/52	72,746

		$1,299,124

Special Tax Revenue — 5.5%
$135	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$132,149
145	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	141,497
1,260	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(3)	1,245,649
450	Tiverton, Special Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	417,712
100	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	89,633
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335,627

		$2,362,267

Transportation — 3.4%
$1,000	Pennsylvania Turnpike Commission, 5.25%, 6/1/39	$978,280
500	Rhode Island Turnpike and Bridge Authority, 5.00%, 12/1/39	467,410

		$1,445,690

Water and Sewer — 2.4%
$1,000	Rhode Island Clean Water Financing Authority, Water Pollution Control, 5.00%, 10/1/30	$1,042,010

		$1,042,010

Total Tax-Exempt Investments — 102.8% (identified cost $46,718,564)		$44,323,096

Other Assets, Less Liabilities — (2.8)%		$(1,196,680)

Net Assets — 100.0%		$43,126,416

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities. In addition, 15.8% of the Fund’s net assets at December 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 59.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 16.2% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $300,649.

3

A summary of open financial instruments at December 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	8 U.S. 10-Year Treasury Note	Short	$(993,660)	$(963,500)	$30,160

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$1,262,500	4.163%	3-month USD- LIBOR-BBA	March 14, 2011/ March 14, 2041	$(1,702)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $30,160 and $1,702, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,888,645

Gross unrealized appreciation	$863,932
Gross unrealized depreciation	(3,124,481)

Net unrealized depreciation	$(2,260,549)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$44,323,096	$—	$44,323,096

Total Investments	$—	$44,323,096	$—	$44,323,096

Futures Contracts	$30,160	$—	$—	$30,160

Total	$30,160	$44,323,096	$—	$44,353,256

Liability Description

Interest Rate Swaps	$—	$(1,702)	$—	$(1,702)

Total	$—	$(1,702)	$—	$(1,702)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	February 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	February 23, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 23, 2011